Consolidated Balance Sheet (Parentheticals) - $ / shares	Dec. 31, 2025	Dec. 31, 2024
Common stock, shares authorized (in Shares)	1
Common stock, shares issued (in Shares)	1
Common stock, shares outstanding (in Shares)	1
DMY SQUARED TECHNOLOGY GROUP, INC [Member]
Preferred stock, par value (in Dollars per share and Dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in Shares)	1,000,000	1,000,000
Preferred stock, shares issued (in Shares)
Preferred stock, shares outstanding (in Shares)
Class A common stock | DMY SQUARED TECHNOLOGY GROUP, INC [Member]
Common stock, par value (in Dollars per share and Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized (in Shares)	35,000,000	35,000,000
Temporary equity, shares outstanding (in Shares)	2,325,987	2,338,586
Temporary equity, redemption price per share (in Dollars per share and Dollars per share)	$ 11.7	$ 10.9
Non-redeemable class A common stock | DMY SQUARED TECHNOLOGY GROUP, INC [Member]
Common stock, shares authorized (in Shares)	35,000,000	35,000,000
Common stock, shares issued (in Shares)	416,266	0
Common stock, shares outstanding (in Shares)	416,266	0
Common stock, par value (in Dollars per share and Dollars per share)	$ 0.0001	$ 0.0001
Class B common stock | DMY SQUARED TECHNOLOGY GROUP, INC [Member]
Common stock, shares authorized (in Shares)	5,000,000	5,000,000
Common stock, shares issued (in Shares)	1,163,484	1,579,750
Common stock, shares outstanding (in Shares)	1,163,484	1,579,750
Common stock, par value (in Dollars per share and Dollars per share)	$ 0.0001	$ 0.0001